UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   --------

                                  FORM N-CSR
                                   --------

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANIES

                INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)
                                   --------


                  11111 Santa Monica Boulevard, Suite 1550
                          Los Angeles, CA 90025
            (Address of principal executive offices) (Zip code)

                   SEI Investments Global Funds Services
                           One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

     REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                  DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                 [LOGO OMITTED]

                                    CAUSEWAY
                                  INTERNATIONAL
                                   VALUE FUND
                            (CLOSED TO NEW INVESTORS)



                                   SEMI-ANNUAL
                                     REPORT
                                 MARCH 31, 2005

--------------------------------------------------------------------------------
                         CAUSEWAY CAPITAL MANAGEMENT LLC
--------------------------------------------------------------------------------


                                [GRAPHIC OMITTED]

TABLE OF CONTENTS


Letter to Shareholders                              2

Schedule of Investments                             4

Sector Diversification                              9

Statement of Assets and Liabilities                10

Statement of Operations                            11

Statement of Changes in Net Assets                 12

Financial Highlights                               13

Notes to Financial Statements                      14

Disclosure of Fund Expenses                        19




                                [GRAPHIC OMITTED]

LETTER TO SHAREHOLDERS


The Causeway International Value Fund produced strong absolute returns over the past six months ended March 31, 2005, but slightly underperformed the benchmark during the period. The Fund returned 14.75% for the Institutional Class and 14.63% for the Investor Class compared with a 15.25% return for the MSCI EAFE(R) Index. Developed equity markets had two distinct periods of performance during these six months -- a sharp upturn in the final calendar quarter of 2004 followed by a lackluster period of consolidation in the first quarter of 2005. Clearly, investors have lost confidence in the global economic cycle and have become more pessimistic. Markets have suffered from prospects of slower economic growth and corporate profits resulting from rising interest rates and soaring commodity prices. Increasing the burden on performance, the US dollar reversed course and regained some of the ground it lost versus the euro, yen and other currencies in 2004.

The global economic expansion remains fragile and a sustained rise in inflation appears unlikely. The emergence of China continues to impact all regions both as a consumer of materials (causing higher commodity prices) and as an exporter of low cost manufactured goods. The Chinese government must balance brisk gross domestic product growth with inflation to create net new jobs. Expanding employment is critical to political stability. Global excess liquidity continues to be absorbed through tighter monetary policy throughout much of the developed world (notable exceptions include the European Central Bank and the Bank of Japan). In March 2005, the US Federal Reserve again raised rates by a quarter percent -- its seventh consecutive interest rate increase. Fed Chairman Greenspan's February testimony before Congress describing a "bond market conundrum" finally pushed long-term Treasury yields higher. Corporate bond spreads have also widened. Although US unemployment claims have recently moved higher, we do not expect a significant negative effect on US consumption.

Crude oil ended the period climbing to unprecedented nominal highs. Although the world is less dependent on energy today (and in real terms energy prices are below those of the 1970s), higher energy prices still have a dampening effect on global economic growth. Both producers and consumers experience rising costs of production and transportation of goods. We disagree with the "super-cycle" theorists who predict over $100 per barrel for oil this year; this seems most unlikely given the return to ample reserves in the past few months. As for other commodities, we continue to observe the relationship between prices and new capital investment. The level of capital expenditure for the non-ferrous mining sector is expected to be over $40 billion in 2005, almost 50% higher than the last peak in 1996.

The Fund's holdings in a variety of industries produced healthy returns over the last six months. The single largest contributor to the Fund's return was the UK financial media company Reuters Group. After a remarkable turnaround (the result of cost control and sales of non-core assets), Reuters has finally realized revenue growth for the first time since the bubble years in the late 1990s. Other notable performers in the Fund included South Korean-based technology giant, Samsung Electronics, and the French toll road and infrastructure construction company, Vinci. Both of these companies are leaders in their industries and are focused on innovation and controlling costs. Konica Minolta was the single largest disappointment during the period as investors lost confidence in the company's trend in profitability for its major products. Furthermore, cost synergies from the one year-old merger of Konica and Minolta are taking longer to develop than previously estimated by the company's management. Other notable detractors to performance over the period were Swiss-based plumbing fixtures manufacturer, Geberit, and Hong Kong-based property company, Henderson Land Development.*

--------------------------------------------------------------------------------
2

We anticipate international equities will deliver more "normal" rates of returns in the next few years, consistent with historical long-term averages. In aggregate, corporate balance sheets are quite healthy and current valuations for international equities do not appear overly demanding. Nonetheless, it is difficult to argue for multiple expansions if we are, in fact, in a prolonged period of tighter monetary policy. Conversely, if corporate profits weaken, bond yields should fall. Bond yields will act as both a ceiling and a floor for securities prices, and therefore, we anticipate equities will trade in a narrow corridor during this period. Despite this restrained outlook, we continue to identify mispriced stocks in virtually all geographic regions, across sectors, and within industries. In a modest return environment, it is critical to protect capital by avoiding stocks that collapse in price. As a result, the Fund reflects our penchant for companies that generate sizable free cash flow and are likely to return excess cash to shareholders through increased dividend payouts, special dividends, and/or share repurchases. We have identified undervalued free cash flow-laden companies in industries such as pharmaceuticals, tobacco, utilities, airport and toll road concessions management, mail delivery and logistics, and telecommunications services. We are confident that healthy cash flow generation and the prospect of higher dividends will benefit the patient and disciplined value investor.

We thank you for your continued confidence in the Causeway International Value Fund.


/s/Harry W. Hartford       /s/Sarah H. Ketterer       /s/James A. Doyle
--------------------       --------------------       -----------------
Harry W. Hartford          Sarah H. Ketterer          James A. Doyle
Portfolio Manager          Portfolio Manager          Portfolio Manager


April 25, 2005



AS OF 3/31/05, AVERAGE ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS WERE 17.45% (ONE YEAR), 15.88% (THREE YEAR) AND 17.88% (SINCE INCEPTION), AND FOR THE INVESTOR CLASS WERE 17.18% (ONE YEAR), 15.61% (THREE YEAR) AND 17.58% (SINCE INCEPTION). INCEPTION WAS 10/26/01.

THE PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. INVESTMENT PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF SUCH FEE WAIVERS, TOTAL RETURN WOULD BE REDUCED. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE WHEN PAID. INVESTOR CLASS SHARES HAVE A SHAREHOLDER SERVICES FEE OF UP TO 0.25% PER ANNUM OF AVERAGE DAILY NET ASSETS, AND WILL HAVE LOWER PERFORMANCE THAN INSTITUTIONAL CLASS SHARES. INSTITUTIONAL CLASS SHARES HAVE NO SHAREHOLDER SERVICES FEE. FOR MORE INFORMATION, PLEASE SEE THE PROSPECTUS.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE REGARDING ANY STOCK. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. THE MSCI EAFE(R) INDEX IS AN UNMANAGED INDEX CONSISTING OF A MARKET-VALUE-WEIGHTED AVERAGE OF THE PERFORMANCE OF INTERNATIONAL SECURITIES LISTED ON EXCHANGES IN EUROPE, AUSTRALASIA AND THE FAR EAST. THE INDEX DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, FEES AND EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE FUND. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THERE ARE SPECIAL RISKS IN FOREIGN INVESTING (PLEASE SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS).

*WEIGHTS AT 3/31/05 WERE REUTERS (1.4%), SAMSUNG (2.6%), VINCI (2.1%), KONICA
 MINOLTA (1.2%), GEBERIT (0.7%) AND HENDERSON LAND DEVELOPMENT (1.4%).


--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                       3

SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                                                                                          MARKET
                                                                                                           VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         (000)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK +
AUSTRALIA -- 1.3%
         Macquarie Airports Management++                                 8,837,429                   $    22,313
         Macquarie Infrastructure Group                                  5,845,957                        16,249
                                                                                                     -------------
                                                                                                          38,562
                                                                                                     -------------

CANADA -- 2.9%
         Celestica*                                                      2,886,903                        38,820
         Manulife Financial                                              1,056,577                        50,461
                                                                                                     -------------
                                                                                                          89,281
                                                                                                     -------------

FRANCE -- 11.8%
         AXA                                                             2,042,604                        54,401
         BNP Paribas                                                       593,890                        42,063
         Carrefour                                                         738,991                        39,210
         France Telecom                                                  1,550,635                        46,422
         Sanofi-Aventis                                                  1,011,799                        85,300
         Total                                                             107,159                        25,068
         Vinci                                                             446,284                        64,317
                                                                                                     -------------
                                                                                                         356,781
                                                                                                     -------------

GERMANY -- 2.9%
         Depfa Bank                                                      2,510,792                        39,699
         Deutsche Post*                                                  1,982,124                        48,371
                                                                                                     -------------
                                                                                                          88,070
                                                                                                     -------------

HONG KONG -- 3.7%
         China Netcom Group Corp Hong Kong*                             11,444,000                        16,067
         Henderson Land Development                                      9,393,648                        41,793
         PetroChina                                                     89,024,000                        55,360
                                                                                                     -------------
                                                                                                         113,220
                                                                                                     -------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
4                       CAUSEWAY INTERNATIONAL VALUE FUND

MARCH 31, 2005 (UNAUDITED)


                                                                                                          MARKET
                                                                                                           VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         (000)
------------------------------------------------------------------------------------------------------------------
IRELAND -- 2.9%
         Allied Irish Banks                                              2,197,026                   $    45,985
         CRH                                                             1,555,482                        40,863
                                                                                                     -------------
                                                                                                          86,848
                                                                                                     -------------

ITALY -- 0.8%
         Enel++                                                          2,675,680                        25,592
                                                                                                     -------------

JAPAN -- 10.6%
         Acom                                                              323,430                        21,872
         Canon                                                             850,600                        45,620
         Honda Motor                                                       997,300                        49,953
         Japan Tobacco                                                         380                         4,218
         Konica Minolta Holdings                                         3,536,400                        35,756
         Promise                                                           858,800                        58,717
         Takefuji                                                          935,080                        62,972
         Yamanouchi Pharmaceutical                                       1,294,600                        43,834
                                                                                                     -------------
                                                                                                         322,942
                                                                                                     -------------

NETHERLANDS -- 9.5%
         ABN AMRO Holding                                                1,476,265                        36,620
         ING Groep                                                       1,868,373                        56,419
         Koninklijke Philips Electronics                                 2,003,257                        55,170
         Reed Elsevier                                                   1,096,250                        16,523
         Royal Dutch Petroleum                                             378,568                        22,628
         TPG                                                             2,064,417                        58,727
         Unilever                                                          342,856                        23,328
         Vedior                                                          1,072,935                        19,078
                                                                                                     -------------
                                                                                                         288,493
                                                                                                     -------------

NEW ZEALAND -- 1.6%
         Telecom Corporation of New Zealand                             11,387,147                        49,063
                                                                                                     -------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                      5

MARCH 31, 2005 (UNAUDITED)



                                                                                                          MARKET
                                                                                                           VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         (000)
------------------------------------------------------------------------------------------------------------------
NORWAY -- 1.4%
         Frontline                                                          22,250                   $     1,064
         Ship Finance International                                          7,787                           153
         Telenor ASA                                                     4,588,751                        41,289
                                                                                                     -------------
                                                                                                          42,506
                                                                                                     -------------

PORTUGAL -- 1.2%
         Portugal Telecom SGPS                                           3,127,802                        36,645
                                                                                                     -------------

SINGAPORE -- 1.3%
         Creative Technology                                               557,997                         5,376
         United Overseas Bank                                            3,883,629                        33,883
                                                                                                     -------------
                                                                                                          39,259
                                                                                                     -------------

SOUTH KOREA -- 4.6%
         KT                                                                662,980                        25,685
         Samsung Electronics                                               161,400                        79,668
         SK Telecom                                                        200,806                        33,764
                                                                                                     -------------
                                                                                                         139,117
                                                                                                     -------------

SPAIN -- 3.2%
         Altadis                                                           605,989                        24,778
         Enagas                                                          1,873,234                        28,550
         Telefonica                                                      2,439,032                        42,484
                                                                                                     -------------
                                                                                                          95,812
                                                                                                     -------------

SWITZERLAND -- 6.4%
         Credit Suisse Group                                             1,084,572                        46,558
         Geberit                                                            27,646                        20,246
         Novartis                                                          770,021                        35,920
         Syngenta                                                          346,054                        36,133
         Zurich Financial Services                                         311,333                        54,630
                                                                                                     -------------
                                                                                                         193,487
                                                                                                     -------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6                       CAUSEWAY INTERNATIONAL VALUE FUND

MARCH 31, 2005 (UNAUDITED)


                                                                                                          MARKET
                                                                                                           VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         (000)
------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM -- 29.2%
         Aviva                                                           3,915,983                   $    46,985
         BAA                                                             4,320,793                        47,638
         BAE Systems                                                    10,429,707                        51,140
         Barratt Developments                                            1,361,600                        16,967
         BOC Group                                                       2,262,201                        43,556
         British Airways*                                                4,955,106                        24,717
         British American Tobacco                                        3,414,898                        60,201
         BT Group                                                       11,075,302                        43,005
         Centrica                                                        9,606,251                        41,884
         Diageo                                                          2,024,622                        28,538
         GlaxoSmithKline                                                 3,451,928                        79,117
         Kingfisher                                                      8,663,794                        47,269
         Lloyds TSB Group                                                5,004,890                        45,203
         Reed Elsevier                                                   3,897,539                        40,394
         Reuters Group                                                   5,496,075                        42,370
         Royal Bank of Scotland Group                                    1,804,819                        57,428
         Shell Transport & Trading                                       5,813,384                        52,176
         Unilever                                                        5,813,510                        57,450
         Vodafone Group                                                 22,189,255                        58,907
                                                                                                     -------------
                                                                                                         884,945
                                                                                                     -------------

TOTAL COMMON STOCK
         (COST $2,532,111)-- 95.3%                                                                     2,890,623
                                                                                                     -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                      7

SCHEDULE OF INVESTMENTS (CONCLUDED)
MARCH 31, 2005 (UNAUDITED)


                                                                                                          MARKET
                                                                                                           VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                                 NUMBER OF SHARES                         (000)
------------------------------------------------------------------------------------------------------------------
CASH EQUIVALENT
         Bank of New York Cash Reserve Fund                            182,043,126                   $   182,043
                                                                                                     -------------

TOTAL CASH EQUIVALENT
         (COST $182,043)-- 6.0%                                                                          182,043
                                                                                                     -------------

TOTAL INVESTMENTS
         (COST $2,714,154)-- 101.3%                                                                    3,072,666
                                                                                                     -------------

OTHER ASSETS & LIABILITIES, NET-- (1.3)%                                                                 (39,484)
                                                                                                     -------------
NET ASSETS-- 100.0%                                                                                  $ 3,033,182
                                                                                                     =============


*  Non-income producing security
+  Country determined by registration, location of headquarters or primary listing.
++ Resales of portions of these securities are subject to Rule 144A of the
   Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8                       CAUSEWAY INTERNATIONAL VALUE FUND

SECTOR DIVERSIFICATION
MARCH 31, 2005 (UNAUDITED)

AS OF MARCH 31, 2005, THE SECTOR DIVERSIFICATION WAS AS FOLLOWS:


CAUSEWAY INTERNATIONAL VALUE FUND                               MARKET VALUE (000)             % OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------
COMMON STOCK
Financials                                                              $  795,689                     26.2%
Telecommunication Services                                                 393,331                     13.0
Industrials                                                                372,948                     12.3
Consumer Discretionary                                                     268,647                      8.9
Healthcare                                                                 244,171                      8.0
Consumer Staples                                                           237,724                      7.8
Information Technology                                                     205,241                      6.8
Energy                                                                     156,295                      5.1
Basic Materials                                                            120,552                      4.0
Utilities                                                                   96,025                      3.2
                                                                        ----------                 --------
TOTAL COMMON STOCK                                                       2,890,623                     95.3
CASH EQUIVALENT                                                            182,043                      6.0
                                                                        ----------                 --------
TOTAL INVESTMENTS                                                        3,072,666                    101.3
                                                                        ----------                 --------
OTHER ASSETS & LIABILITIES, NET                                            (39,484)                    (1.3)
                                                                        ----------                 --------
NET ASSETS                                                              $3,033,182                    100.0%
                                                                        ==========                 ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                      9

STATEMENT OF ASSETS AND LIABILITIES (000) (UNAUDITED)

                                                                                                           CAUSEWAY
                                                                                                      INTERNATIONAL
                                                                                                         VALUE FUND
                                                                                                     --------------
                                                                                                            3/31/05
                                                                                                     --------------
ASSETS:
   Investments at Market Value (Cost $2,714,154)                                                         $3,072,666
   Cash                                                                                                         770
   Receivable for Fund Shares Sold                                                                           18,416
   Accrued Income                                                                                            12,618
   Receivable for Investment Securities Sold                                                                  4,095
   Unrealized Gain on Foreign Currency Contracts                                                                279
   Tax Reclaim Receivable                                                                                       571
                                                                                                         ----------
     TOTAL ASSETS                                                                                         3,109,415
                                                                                                         ----------
LIABILITIES:
   Payable for Investment Securities Purchased                                                               71,605
   Payable for Fund Shares Redeemed                                                                           1,910
   Payable due to Investment Adviser                                                                          2,023
   Payable due to Administrator                                                                                 219
   Payable for Shareholder Servicing Fees                                                                       226
   Payable due for Foreign Currency                                                                              51
   Unrealized Loss on Foreign Currency Contracts                                                                  2
   Accrued Expenses                                                                                             197
                                                                                                         ----------
     TOTAL LIABILITIES                                                                                       76,233
                                                                                                         ----------
     TOTAL NET ASSETS                                                                                    $3,033,182
                                                                                                         ==========
NET ASSETS:
   Paid-in-Capital (unlimited authorization-- no par value)                                              $2,609,253
   Distributions in excess of net investment income                                                          (1,925)
   Accumulated net realized gain on investments                                                              67,528
   Net unrealized appreciation on investments                                                               358,512
   Net unrealized depreciation on forward foreign currency contracts, foreign currencies
     and translation of other assets and liabilities denominated in foreign currencies                         (186)
                                                                                                         ----------
     NET ASSETS                                                                                          $3,033,182
                                                                                                         ==========
   NET ASSET VALUE (BASED ON NET ASSETS OF $1,940,026,131 / 119,375,424 SHARES)
     OFFERING AND REDEMPTION PRICE PER SHARE-- INSTITUTIONAL CLASS                                       $    16.25
                                                                                                         ==========
   NET ASSET VALUE (BASED ON NET ASSETS OF $1,093,155,699 / 67,560,930 SHARES),
     OFFERING AND REDEMPTION PRICE PER SHARE-- INVESTOR CLASS                                            $    16.18
                                                                                                         ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10                        CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS (000) (UNAUDITED)

                                                                                                           CAUSEWAY
                                                                                                      INTERNATIONAL
                                                                                                         VALUE FUND
                                                                                                     --------------
                                                                                                        10/01/04 to
                                                                                                            3/31/05
                                                                                                     --------------
INVESTMENT INCOME:
   Dividend Income (net of foreign taxes withheld of $1,053)                                               $ 24,654
   Interest Income                                                                                              346
                                                                                                           --------
   Total Investment Income                                                                                   25,000
                                                                                                           --------
EXPENSES:
   Investment Advisory Fees                                                                                   9,346
   Shareholder Servicing Fees-- Investor Class                                                                1,063
   Administration Fees                                                                                        1,060
   Trustees Fees                                                                                                 24
   Custodian Fees                                                                                               420
   Registration fees                                                                                            116
   Transfer Agent Fees                                                                                           84
   Professional Fees                                                                                             61
   Printing Fees                                                                                                 53
   Other Fees                                                                                                    90
                                                                                                           --------
   Total expenses                                                                                            12,317
                                                                                                           --------
   NET INVESTMENT INCOME                                                                                     12,683
                                                                                                           --------
   NET REALIZED AND UNREALIZED GAIN (L0SS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net Realized Gain from Security Transactions(1)                                                           84,829
   Net Realized Loss from Foreign Currency Transactions                                                      (3,102)
   Net Change in Unrealized Appreciation on Investments                                                     180,435
   Net Change in Unrealized Depreciation on Forward Foreign
     Currency Contracts, Foreign Currency, and Translation of
     Other Assets and Liabilities Denominated in Foreign Currency                                              (212)
                                                                                                           --------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                        261,950
                                                                                                           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                       $274,633
                                                                                                           ========

(1) See Note 3 in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     11

STATEMENT OF CHANGES IN NET ASSETS (000)

                                                                                       CAUSEWAY INTERNATIONAL
                                                                                             VALUE FUND
                                                                                  ---------------------------------
                                                                                    10/01/04 to         10/01/03 to
                                                                                        3/31/05             9/30/04
                                                                                    (Unaudited)           (Audited)
                                                                                  -------------        ------------
OPERATIONS:
   Net Investment Income                                                             $   12,683          $   15,780
   Net Realized Gain from Security Transactions                                          84,829              57,966
   Net Realized Loss from Foreign Currency Transactions                                  (3,102)               (386)
   Net Change in Unrealized Appreciation on Investments                                 180,435             122,051
   Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign
     Currency Contracts, Foreign Currency, and Translation of Other Assets
     and Liabilities Denominated in Foreign Currency                                       (212)                 46
                                                                                     ----------          ----------
   Net Increasein Net Assets Resulting from Operations                                  274,633             195,457
                                                                                     ----------          ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income Dividends:
     Institutional Class                                                                (20,603)             (4,064)
     Investor Class                                                                     (13,106)             (4,848)
                                                                                     ----------          ----------
   Total Net Investment Income Dividends                                                (33,709)             (8,912)
                                                                                     ----------          ----------
   Net Capital Gain Distributions:
     Institutional Class                                                                (34,806)             (1,988)
     Investor Class                                                                     (24,626)             (2,658)
                                                                                     ----------          ----------
   Total Net Capital Gain Distributions                                                 (59,432)             (4,646)
                                                                                     ----------          ----------
   Total Dividends and Distribution to Shareholders                                     (93,141)            (13,558)
                                                                                     ----------          ----------
CAPITAL SHARE TRANSACTIONS(1):
   Institutional Class:
   Proceeds from Shares Sold                                                            868,207             722,487
   Reinvestment of Dividends                                                             52,306               5,932
   Payments for Shares Redeemed                                                         (83,321)            (40,881)
   Redemption Fee(2)                                                                         49                  14
                                                                                     ----------          ----------
   Increase in Net Assets Derived from Institutional Class Transactions                 837,241             687,552
                                                                                     ----------          ----------
   Investor Class:
   Proceeds from Shares Sold                                                            335,997             452,549
   Reinvestment of Dividends                                                             36,651               7,301
   Payments for Shares Redeemed                                                         (97,615)           (135,763)
   Redemption Fee(2)                                                                         76                 171
                                                                                     ----------          ----------
   Increase in Net Assets Derived from Investor Class Transactions                      275,109             324,258
                                                                                     ----------          ----------
   Net Increase in Net Assets Derived from Capital Share Transactions                 1,112,350           1,011,810
                                                                                     ----------          ----------
   Total Increase in Net Assets                                                       1,293,842           1,193,709
                                                                                     ----------          ----------
NET ASSETS:
     Beginning of Period                                                              1,739,340             545,631
                                                                                     ----------          ----------
     End of Period                                                                   $3,033,182          $1,739,340
                                                                                     ==========          ==========
     Undistributed Net Investment Income (Distributions in Excess of
     Net Investment Income)                                                          $   (1,925)         $   19,101
                                                                                     ==========          ==========

(1) See Note 7 in the Notes to Financial Statements.
(2) See Note 2 in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12                       CAUSEWAY INTERNATIONAL VALUE FUND


FINANCIAL HIGHLIGHTS
FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2005 (UNAUDITED), THE YEARS ENDED SEPTEMBER 30, 2004 AND 2003,
AND THE PERIOD FROM INCEPTION THROUGH SEPTEMBER 30, 2002.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

-------------------------------------------------------------------------------------------------------------------------------
                               Net Realized
                                        and
            Net Asset            Unrealized             Dividends Distributions         Total                       Net Assets
               Value,        Net       Gain      Total   from Net          from     Dividends    Net Asset              End of
            Beginning Investment  (Loss) on       from Investment       Capital           and   Value, End   Total      Period
            of Period     Income Securities Operations     Income         Gains Distributions    of Period Return+       (000)
-------------------------------------------------------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
INSTITUTIONAL CLASS
 2005++        $14.80      $0.23     $1.93       $2.16    $(0.26)       $(0.45)       $(0.71)       $16.25  14.75%  $1,940,026
 2004++         11.86       0.23      2.98        3.21     (0.18)        (0.09)        (0.27)        14.80  27.41      997,371
 2003++          8.82       0.18      2.98        3.16     (0.08)        (0.04)        (0.12)        11.86  36.21      224,464
 2002(1)        10.00       0.09     (1.26)      (1.17)    (0.01)           --         (0.01)         8.82 (11.72)      70,883
INVESTOR CLASS
 2005++        $14.73      $0.18     $1.96       $2.14    $(0.24)       $(0.45)       $(0.69)       $16.18  14.63%  $1,093,156
 2004++         11.81       0.18      2.99        3.17     (0.16)        (0.09)        (0.25)        14.73  27.16      741,969
 2003++          8.80       0.16      2.96        3.12     (0.07)        (0.04)        (0.11)        11.81  35.76      321,167
 2002(1)        10.00       0.07     (1.26)      (1.19)    (0.01)           --         (0.01)         8.80 (11.95)     129,468



-----------------------------------------------

              Ratio of Ratio of Net
              Expenses   Investment
            to Average       Income Portfolio
                   Net   to Average  Turnover
                Assets   Net Assets     Rate+
-----------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
INSTITUTIONAL CLASS
 2005++           0.94%       1.22%    12.12%
 2004++           1.00        1.61     21.11
 2003++           1.04        1.74     32.32
 2002(1)          1.03        1.70     46.76
INVESTOR CLASS
 2005++           1.17%       0.91%    12.12%
 2004++           1.23        1.31     21.11
 2003++           1.27        1.55     32.32
 2002(1)          1.27        1.44     46.76

(1) Commenced operations on October 26, 2001. All ratios for the period have been annualized.
 + Returns and portfolio turnover are for the period indicated and have not been annualized.
 ++ Per share amounts calculated using average shares method.
Amounts designated as "--" are $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     13

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Causeway International Value Fund (the "Fund") is a series of Causeway Capital Management Trust (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 26, 2001. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the last reported bid price. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value pricing procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value pricing procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

--------------------------------------------------------------------------------
14                       CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)


The Fund uses a third party vendor to fair value non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides a fair value for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date the security is purchased or sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward foreign currency contracts to settle transactions or as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. As of March 31, 2005, the following forward foreign currency contracts were outstanding:

                    Contracts                    Unrealized
 Maturity          to Deliver/        In        Appreciation
  Date               Receive    Exchange For  (Depreciation)
------------------------------------------------------------
Foreign Currency Purchases:
04/01/05   AU        1,452,604    1,122,137      $   (582)
04/01/05   CA        3,145,842    2,598,817         2,773
04/01/05   CH        6,878,103    5,719,694        30,267
04/01/05   EU       17,551,491   22,675,297        71,580
04/01/05   UK       11,310,123   21,218,356       152,143
04/01/05   JP    1,012,871,260    9,429,075        18,469
04/01/05   NO        7,797,624    1,227,953         2,966
04/01/05   NZ        2,076,080    1,477,380        (1,287)
04/01/05   SG        1,645,029      995,780           905
------------------------------------------------------------
                                                 $277,234
------------------------------------------------------------
CURRENCY LEGEND
---------------
AU  Australian Dollar         JP    Japanese Yen
CA  Canadian Dollar           NO    Norwegian Krone
CH  Swiss Franc               NZ    New Zealand Dollar
EU  Euro                      SG    Singapore Dollar
UK  British Pound Sterling




--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)


EXPENSES - Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends, from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

REDEMPTION FEE - The Fund imposes a redemption fee of 2% on the original value of capital shares redeemed by shareholders less than 90 days after purchase. The redemption fee does not apply to shares purchased through reinvested distributions, shares redeemed through designated systematic withdrawal plans, or omnibus account arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund.


3. INVESTMENT ADVISORY, ADMINISTRATION,
   SHAREHOLDER SERVICE AND DISTRIBUTION
   AGREEMENTS

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Causeway Capital Management LLC (the "Investment Adviser"). Under the Advisory Agreement, the Investment Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund's average daily net assets. The Investment Adviser contractually agreed to waive its fee for the fiscal year ending September 30, 2005 and, to the extent necessary, reimburse the Fund to keep total annual operating expenses from exceeding 1.05% and 1.30% of the Institutional Class and Investor Class average daily net assets, respectively. No waivers or reimbursements were required under the contract for the six months ended March 31, 2005.

Directed brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the statement of operations.

The Trust and SEI Investments Global Funds Services (the "Administrator") have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Fund as follows: 0.15% up to $250 million; 0.125% from $250 million to $500 million; 0.10% from $500 million to $1 billion; and 0.07% in excess of $1 billion. The Fund is subject to a minimum annual fee of $165,000 for all classes in existence on the agreement date and $80,000 for any portfolio created thereafter. In addition, the minimum annual fee will be increased $20,000 for each new class added after the agreement date.

The Fund has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Fund to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six-month period ended March 31, 2005, the Investor Class paid 0.23% of average daily net assets under this plan.


--------------------------------------------------------------------------------
16                       CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONTINUED)


The Trust and SEI Investments Distribution Co. (the "Distributor") have entered into a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

Certain Trustees and officers of the Fund are also officers of the Administrator and/or Distributor or are members and officers of the Investment Adviser. These persons receive no fees for serving as Trustees or officers of the Fund.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the six months ended March 31, 2005, for the Fund were as follows:

                      Investment
                      Securities
                      ----------
           Purchases                 Sales
             (000)                   (000)
          ---------------------------------
          $1,255,332               $273,167
          ---------------------------------


5. RISKS OF FOREIGN INVESTING

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in different foreign countries.

6. FEDERAL TAX INFORMATION

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. As of September 30, 2004, the primary book/tax differences relate to the current taxation of unrealized gains on non-U.S. securities determined to be passive foreign investment companies ("PFICs") and the effect of wash sales. In addition, the Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are




--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
(CONCLUDED)

permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences, which are primarily due to realized losses on foreign currency and earnings and profits on shareholder redemptions, were reclassified to/from the following accounts (000) as of September 30, 2004:

       Undistributed  Accumulated
      Net Investment Net Realized       Paid In
          Income         Gain           Capital
---------------------------------------------------
          $7,449       $(8,241)          $792
---------------------------------------------------


The tax character of dividends and distributions declared during the fiscal years ended September 30, 2004 and September 30, 2003, were as follows (000):

                     Ordinary    Long-Term
                      Income   Capital Gain    Total
-------------------------------------------------------
   2004              $10,677      $2,881     $13,558
   2003                2,826          --       2,826
-------------------------------------------------------

As of September 30, 2004, the components of distributable income on a tax basis were as follows (000):

Undistributed Undistributed             Post October    Other       Total
  Ordinary      Long-Term    Unrealized   Currency    Temporary Distributable
   Income     Capital Gain  Appreciation    Losses   Differences   Income
------------------------------------------------------------------------------
  $49,371        $29,139      $164,278      $(129)     $(222)     $242,437
------------------------------------------------------------------------------

Post-October currency losses represent losses realized on currency transactions from November 1, 2003 through September 30, 2004 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

At March 31, 2005, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):

                                              Net
   Federal    Appreciated   Depreciated   Unrealized
  Tax Cost    Securities    Securities   Appreciation
-------------------------------------------------------
 $2,714,154    $373,904      $(15,392)     $358,512
-------------------------------------------------------

7. CAPITAL SHARES ISSUED AND REDEEMED (000)

                                          YEAR ENDED
                            SIX MONTHS SEPTEMBER 30,
                       ENDED MARCH 31,          2004
                                  2005     (AUDITED)
                        -------------- -------------
   INSTITUTIONAL CLASS:
   Shares Sold                  53,878        50,853
                               -------        ------
   Shares Issued in Reinvestment
     of Dividends                3,317           462
   Shares Redeemed              (5,190)       (2,878)
                               -------        ------
   Increase in Shares Outstanding
     Derived from Institutional
     Class Transactions         52,005        48,437
                               -------        ------
   INVESTOR CLASS:
   Shares Sold                  20,994        32,234
                               -------        ------
   Shares Issued in Reinvestment
     of Dividends                2,333           570
   Shares Redeemed              (6,126)       (9,635)
                               -------        ------
   Increase in Shares Outstanding
     Derived from Investor
     Class Transactions         17,201        23,169
                               -------        ------
   Increase in Shares
     Outstanding from Capital
     Share Transactions         69,206        71,606
                               =======        =======


--------------------------------------------------------------------------------
18                       CAUSEWAY INTERNATIONAL VALUE FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of a fund's average net assets; this percentage is known as a fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND                     19

DISCLOSURE OF FUND EXPENSES (Unaudited)
(CONCLUDED)

                        BEGINNING     ENDING             EXPENSES
                         ACCOUNT     ACCOUNT  ANNUALIZED   PAID
                          VALUE       VALUE     EXPENSE   DURING
                        10/01/04     3/31/05    RATIOS    PERIOD*
-------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
-------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class    $1,000.00   $1,147.50     0.94%     $5.03
HYPOTHETICAL 5% RETURN
Institutional Class    $1,000.00   $1,020.24     0.94%     $4.73

-------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
-------------------------------------------------------------------
ACTUAL FUND RETURN
Investor Class         $1,000.00   $1,146.30     1.17%     $6.26
HYPOTHETICAL 5% RETURN
Investor Class         $1,000.00   $1,019.10     1.17%     $5.89
-------------------------------------------------------------------

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                        CAUSEWAY INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------
20

NOTES

NOTES

NOTES

--------------------------------------------------------------------------------



INVESTMENT ADVISER:

Causeway Capital Management LLC
11111 Santa Monica Boulevard
Suite 1550
Los Angeles, CA90025

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom ValleyDrive
Oaks, PA 19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online
at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


                                                                 CCM-SA-001-0400
--------------------------------------------------------------------------------
                        CAUSEWAY INTERNATIONAL VALUE FUND

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(a)(3) Not applicable to open-end management investment companies.

Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Causeway Capital Management Trust


By (Signature and Title)*               /s/ Turner Swan
                                        ----------------------
                                        Turner Swan, President

Date: May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Turner Swan
                                        ----------------------
                                        Turner Swan, President


Date: May 25, 2005

By (Signature and Title)*               /s/ Peter Golden
                                        -----------------------
                                        Peter Golden, Treasurer
Date: May 25, 2005
* Print the name and title of each signing officer under his or her signature.